Share-based Compensation - Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Risk-free interest rate, minimum		1.13%	0.70%
Risk-free interest rate, maximum		1.79%	0.82%
Expected term (in years)	10 years	10 years	10 years
Expected volatility, minimum	55.68%	50.40%	50.66%
Expected volatility, maximum	55.78%	55.79%	50.96%
Expected forfeiture rate (post-vesting)			3.88%
Minimum
Share-based Compensation
Exercise price (US Dollar)		$ 0.2	$ 0.3
Exercise multiple	$ 2.2	2.2	2.2
Risk-free interest rate, minimum	1.92%
Expected forfeiture rate (post-vesting)	5.83%
Fair value of the underlying shares on the date of options grants (US Dollar)	$ 2.24	6.25	2.66
Fair value of share option (US Dollar)	2.05	5.78	1.98
Maximum
Share-based Compensation
Exercise price (US Dollar)		2.88	1.08
Exercise multiple	$ 2.8	2.8	2.8
Risk-free interest rate, maximum	3.22%
Expected forfeiture rate (post-vesting)	7.70%
Fair value of the underlying shares on the date of options grants (US Dollar)	$ 5.46	20.91	3.02
Fair value of share option (US Dollar)	5.27	$ 20.91	$ 2.54
2015 Plan | Minimum
Share-based Compensation
Exercise price (US Dollar)	$ 0.2